Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 24, 2020
Entity Registrant Name	AQUILA MUNICIPAL TRUST
Entity Central Index Key	0000784056
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 24, 2020
Document Effective Date	Jun. 26, 2020
Prospectus Date	Jun. 26, 2020